Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 154
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
The Plan evaluated subsequent events through June 25, 2026, the date the financial statements were issued, and no events were identified requiring adjustment to or disclosure in the financial statements.

EBP 170
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
The Plan evaluated subsequent events through June 25, 2026, the date the financial statements were issued, and no events were identified requiring adjustment to or disclosure in the financial statements.